Other Payables - Schedule of Other Payables (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Schedule of Other Payables [Abstract]
Employees and payroll accruals	€ 389		€ 497
Provision for Legal Claims	515
Government authorities	642		1,602
Deferred revenues	902		1,058
Accrued expenses connected to Manara PSP	2,984		5,976
Accrued interest on Debentures	2,070		829
Other accrued expenses	2,864		758
Income tax payables	530		139
Total	€ 10,896	$ 11,342	€ 10,859